Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000208376
Shareholder Report [Line Items]
Fund Name	Nicholas Partners Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	NPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Nicholas Partners Small Cap Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nicfunds.com/small-cap-growth-fund-3/. You can also request this information by contacting us at 1-833-810-7345.
Additional Information Phone Number	1-833-810-7345
Additional Information Website	https://nicfunds.com/small-cap-growth-fund-3/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Partners Small Cap Growth Fund, Institutional Shares	$115	0.99%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Market Summary: The one-year period ending September 30, 2024, was marked by a dynamic economic landscape. Key drivers included the Federal Reserve’s decision to lower interest rates by 50 basis points as inflation eased. Despite tight labor markets and mixed employment data, GDP growth was resilient, buoyed by stronger-than-expected consumer spending and industrial production. Inflationary pressures moderated but persisted in sectors like energy and housing, influencing market sentiment. Rate cuts provided relief to growth-sensitive assets, particularly small-cap stocks, which are expected to have the potential to benefit from improved borrowing conditions. However, it is our assessment that market volatility in August and September, driven by geopolitical tensions and global economic concerns, capped some earlier gains. Small-cap equities, especially in cyclical sectors like Industrials and Financials, appeared to respond positively to macroeconomic tailwinds, although market volatility remained a headwind.

Fund Performance: For the year ending September 30, 2024, the Nicholas Partners Small Cap Growth Fund (the “Fund”) outperformed its benchmark, delivering a +33.2% net return, compared to the Russell 2000 Growth Index's +27.7%. The Fund’s focus on quality companies with sustainable and accelerating growth, especially in Industrials, Financials, and Technology, drove strong relative performance. Top contributors included Super Micro Computer, Monolith Power, and Modine Manufacturing, which we view as benefiting from strong demand. However, stock-specific headwinds in Energy and Communication Services detracted from returns, with laggards like ChampionX and Iridiam being sold from the Fund. Healthcare, while a positive contributor, underperformed in comparison to the Russell 2000 Growth benchmark.

Positioning: Throughout the year, the Fund maintained a growth-oriented strategy, with active tilts toward sectors positioned for long-term structural growth. Industrials remained a central focus, with an average allocation of 25% compared to the benchmark’s 20%, driven by our conviction in strong secular trends like power grid modernization and energy storage. Financials exposure increased from 8% to 14%, targeting companies we believe are poised to benefit from a steepening yield curve and potential rate cuts, which we expect could enhance book value and drive premium trading over BVPS.

In Technology, the Fund trimmed its position in Monolithic Power after significant gains but maintains an overweight to semiconductors and semi-cap equipment. We believe this aligns with our focus on companies we view as poised to capitalize on the Gen-AI revolution. Healthcare was also a key sector, with an overweight in biotech, where clinical catalysts and promising product pipelines we believe offer opportunities. Additionally, we added to MedTech companies with strong financials, expecting that improved market sentiment has the potential to present attractive opportunities.

Outlook: Looking ahead, we believe the Fund is well-positioned to capitalize on growth opportunities in sectors driven by technological innovation, infrastructure demands, and accelerating secular trends, while remaining vigilant to risks such as continued market volatility and macroeconomic uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Nicholas Partners Small Cap Growth Fund, Institutional Shares - $227315	Russell 3000 ™ Index (USD)* - $232892	Russell 2000 Growth Index (USD) - $163061
Jan/19	$100000	$100000	$100000
Sep/19	$110700	$114473	$106863
Sep/20	$160069	$131645	$123656
Sep/21	$233586	$173607	$164790
Sep/22	$160727	$143005	$116553
Sep/23	$170694	$172266	$127732
Sep/24	$227315	$232892	$163061

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Nicholas Partners Small Cap Growth Fund, Institutional Shares	33.17%	15.48%	15.47%
Russell 3000 ™ Index (USD)*	35.19%	15.26%	15.96%
Russell 2000 Growth Index (USD)	27.66%	8.82%	8.94%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 125,716,829
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 715,630
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,716,829	89	$715,630	138%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Consumer Staples	1.0%
Energy	2.3%
Real Estate	2.6%
Exchange Traded Funds	6.5%
Consumer Discretionary	8.1%
Financials	13.1%
Information Technology	16.2%
Health Care	22.0%
Industrials	27.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
BWX Technologies	4.1%
iShares Russell 2000 Growth ETF	3.3%
iShares Russell 2000 ETF	3.2%
MGIC Investment	3.1%
REV Group	2.9%
Embraer ADR	2.8%
Tanger	2.6%
Evercore, Cl A	2.4%
FTAI Aviation	2.3%
Western Alliance Bancorp	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-810-7345
Updated Prospectus Web Address	https://nicfunds.com/small-cap-growth-fund-3/